Note 15 - Financial Instruments (Details) - Change in Fair Value of Contingent Consideration Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Contingent Consideration [Line Items]
Fair value adjustments	$ (579)	$ (279)
Balance, December 31, 2015	3,316
Less: current portion	2,206	4,586
Non-current portion	1,110	1,509
Fair Value, Inputs, Level 3 [Member]
Business Acquisition, Contingent Consideration [Line Items]
Balance, December 31, 2014	6,095
Amounts recognized on acquisitions	4,544
Fair value adjustments	39
Resolved and settled in cash	(7,172)
Other	(190)
Balance, December 31, 2015	3,316	$ 6,095
Less: current portion	2,206
Non-current portion	$ 1,110